UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL HIGH YIELD FUND

FORM N-Q

JANUARY 31, 2016

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 75.3%
CONSUMER DISCRETIONARY - 15.4%
Automobiles - 1.0%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	300,000		$279,750

Diversified Consumer Services - 1.6%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	420,000		430,500

Hotels, Restaurants & Leisure - 2.4%
Arcos Dorados Holdings Inc., Senior Notes	10.250%	7/13/16	895,000	BRL	206,979	(a)
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	500,000		447,500	(a)

Total Hotels, Restaurants & Leisure					654,479

Media - 9.9%
Altice Luxembourg SA, Senior Secured Bonds	7.250%	5/15/22	470,000	EUR	481,784	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	3/15/21	280,000		289,800
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	365,000		324,850
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	385,000		339,762
DISH DBS Corp., Senior Notes	5.000%	3/15/23	305,000		265,350
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	400,000		394,000	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	427,500	GBP	596,962	(a)

Total Media					2,692,508

Specialty Retail - 0.5%
Edcon Ltd., Senior Secured Notes	9.500%	3/1/18	170,000		84,592	(a)
Edcon Ltd., Senior Secured Notes	9.500%	3/1/18	100,000	EUR	53,905	(a)

Total Specialty Retail					138,497

TOTAL CONSUMER DISCRETIONARY					4,195,734

CONSUMER STAPLES - 8.6%
Beverages - 1.3%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	355,000		359,788

Food Products - 4.8%
Agrokor DD, Senior Notes	8.875%	2/1/20	260,000		273,650	(a)
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	255,000	GBP	338,144	(a)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	410,000		330,952	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	333,000		356,247	(a)

Total Food Products					1,298,993

Tobacco - 2.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	180,000		142,650
Vector Group Ltd., Senior Subordinated Secured Notes	7.750%	2/15/21	505,000		527,725

Total Tobacco					670,375

TOTAL CONSUMER STAPLES					2,329,156

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Devon Energy Corp., Senior Notes	3.250%	5/15/22	310,000		246,482
Hess Corp., Notes	8.125%	2/15/19	320,000		329,848

TOTAL ENERGY					576,330

FINANCIALS - 6.6%
Banks - 1.0%
Barclays PLC, Junior Subordinated Bonds	7.875%	9/15/22	200,000	GBP	272,495	(b)(c)(d)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 1.1%
CPUK Finance Ltd., Secured Notes	7.000%	8/28/20	215,000	GBP	$310,183	(a)

Real Estate Investment Trusts (REITs) - 4.5%
DuPont Fabros Technology LP, Senior Notes	5.875%	9/15/21	300,000		309,000
Equinix Inc., Senior Notes	5.375%	4/1/23	435,000		450,225
Equinix Inc., Senior Notes	5.875%	1/15/26	55,000		56,925
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	60,000		63,900	(a)
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	330,000		343,200

Total Real Estate Investment Trusts (REITs)					1,223,250

TOTAL FINANCIALS					1,805,928

HEALTH CARE - 8.6%
Health Care Providers & Services - 6.7%
DaVita HealthCare Partners Inc., Senior Notes	5.750%	8/15/22	650,000		672,750
HCA Inc., Senior Secured Notes	5.000%	3/15/24	465,000		470,812
HealthSouth Corp., Senior Notes	5.750%	11/1/24	360,000		355,352
Tenet Healthcare Corp., Senior Secured Notes	4.750%	6/1/20	315,000		317,363

Total Health Care Providers & Services					1,816,277

Pharmaceuticals - 1.9%
Capsugel SA, Senior Notes	7.000%	5/15/19	270,000		263,925	(a)(e)
Valeant Pharmaceuticals International Inc., Senior Notes	4.500%	5/15/23	120,000	EUR	111,511	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	160,000		143,200	(a)

Total Pharmaceuticals					518,636

TOTAL HEALTH CARE					2,334,913

INDUSTRIALS - 4.7%
Aerospace & Defense - 0.8%
Triumph Group Inc., Senior Notes	5.250%	6/1/22	285,000		229,069

Commercial Services & Supplies - 1.8%
Safway Group Holding LLC/Safway Finance Corp., Secured Notes	7.000%	5/15/18	510,000		499,800	(a)

Trading Companies & Distributors - 2.1%
Fly Leasing Ltd., Senior Notes	6.750%	12/15/20	560,000		560,700

TOTAL INDUSTRIALS					1,289,569

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment, Instruments & Components - 0.5%
Anixter Inc., Senior Notes	5.125%	10/1/21	140,000		136,500

Semiconductors & Semiconductor Equipment - 1.1%
Qorvo Inc., Senior Notes	6.750%	12/1/23	300,000		296,250	(a)

TOTAL INFORMATION TECHNOLOGY					432,750

MATERIALS - 6.7%
Chemicals - 3.8%
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	510,000		395,250
Ineos Finance PLC, Senior Secured Bonds	4.000%	5/1/23	340,000	EUR	344,381	(a)
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	300,000		301,500	(a)

Total Chemicals					1,041,131

Containers & Packaging - 2.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.250%	1/15/22	210,000	EUR	224,877	(a)
Ball Corp., Senior Notes	4.375%	12/15/20	305,000		315,962
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	290,000		229,100	(a)

Total Containers & Packaging					769,939

TOTAL MATERIALS					1,811,070

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 15.5%
Diversified Telecommunication Services - 10.0%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	915,000		$740,121	(a)
Interoute Finco PLC, Senior Secured Bonds	7.375%	10/15/20	140,000	EUR	159,018	(a)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	435,000		435,000
Telecom Italia Capital SA, Senior Notes	6.375%	11/15/33	775,000		730,437
Unitymedia GmbH, Senior Notes	3.750%	1/15/27	100,000	EUR	95,655	(a)
Wind Acquisition Finance SA, Senior Bonds	7.375%	4/23/21	600,000		570,372	(a)

Total Diversified Telecommunication Services					2,730,603

Wireless Telecommunication Services - 5.5%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	300,000	EUR	315,809	(a)
Matterhorn Telecom SA, Senior Secured Bonds	3.875%	5/1/22	155,000	EUR	151,834	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	770,000		554,400
T-Mobile USA Inc., Senior Notes	6.500%	1/15/24	465,000		469,650

Total Wireless Telecommunication Services					1,491,693

TOTAL TELECOMMUNICATION SERVICES					4,222,296

UTILITIES - 5.5%
Electric Utilities - 2.3%
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	540,000	EUR	619,496	(a)

Gas Utilities - 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	6.500%	5/20/21	200,000		191,000

Independent Power and Renewable Electricity Producers - 0.9%
AES Corp., Senior Notes	7.375%	7/1/21	245,000		252,350

Water Utilities - 1.6%
Anglian Water (Osprey) Financing PLC, Senior Secured Notes	5.000%	4/30/23	310,000	GBP	435,330	(c)

TOTAL UTILITIES					1,498,176

TOTAL CORPORATE BONDS & NOTES (Cost - $22,603,491)					20,495,922

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Banc of America Commercial Mortgage Trust, 2007-3 B	5.742%	6/10/49	330,000		327,160	(b)
Fondo de Titulizacion de Activos UCI, 2016 A2	0.021%	6/16/49	346,319	EUR	286,173	(b)(c)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.009%	3/22/44	394,813	EUR	338,550	(b)(c)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.026%	2/26/49	180,259	EUR	178,016	(b)(c)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.093%	6/22/40	53,958	EUR	55,799	(b)(c)
TDA Fondo de Titulizacion de Activos, 2027-A2	0.019%	12/28/50	156,609	EUR	159,271	(b)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C26 AJ	6.197%	6/15/45	130,000		128,084	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,825,141)					1,473,053

SENIOR LOANS - 1.9%
HEALTH CARE - 1.9%
Pharmaceuticals - 1.9%
Capsugel Holdings U.S. Inc., USD Term Loan B (Cost - $541,837)	3.500%	8/1/18	543,066		535,430	(f)(g)

SOVEREIGN BONDS - 7.4%
Australia - 1.0%
Australia Government Bond, Senior Bonds	2.750%	4/21/24	380,000	AUD	273,463	(c)

Italy - 1.0%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	1.500%	6/1/25	255,000	EUR	280,452

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
New Zealand - 2.0%
New Zealand Government Bond, Senior Bonds	4.500%	4/15/27	750,000	NZD	$542,965	(c)

United Kingdom - 3.4%
United Kingdom Treasury Gilt, Bonds	5.000%	3/7/25	495,000	GBP	917,854	(c)

TOTAL SOVEREIGN BONDS (Cost - $2,040,039)					2,014,734

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $27,010,508)					24,519,139

			SHARES
SHORT-TERM INVESTMENTS - 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,301,189)	0.355%		1,301,189		1,301,189

TOTAL INVESTMENTS - 94.8% (Cost - $28,311,697#)					25,820,328
Other Assets in Excess of Liabilities - 5.2%					1,403,267

TOTAL NET ASSETS - 100.0%					$27,223,595

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
NZD	— New Zealand Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term Investments†:
Corporate Bonds & Notes	—	$20,495,922	—	$20,495,922
Collateralized Mortgage Obligations	—	1,473,053	—	1,473,053
Senior Loans	—	535,430	—	535,430
Sovereign Bonds	—	2,014,734	—	2,014,734

Total Long-term Investments	—	$24,519,139	—	$24,519,139

Short-term Investments	$1,301,189	—	—	1,301,189

Total Investments†	$1,301,189	$24,519,139	—	$25,820,328

Other Financial Instruments:
Futures Contracts	$57,009	—	—	$57,009
Forward Foreign Currency Contracts	—	$200,569	—	200,569
OTC Credit Default Swaps on Corporate Issues – Buy Protection ‡	—	58,787	—	58,787
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	189	—	189

Total Other Financial Instruments	$57,009	$259,545	—	$316,554

Total	$1,358,198	$24,778,684	—	$26,136,882

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$85,279	—	$85,279
OTC Credit Default Swaps on Corporate Issues – Buy Protection ‡	—	1,278	—	1,278
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	39,362	—	39,362

Total	—	$125,919	—	$125,919

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$88,830
Gross unrealized depreciation	(2,580,199)

Net unrealized depreciation	$(2,491,369)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
Australian 10-Year Bonds	12	3/16	$1,085,383	$1,099,102	$13,719
Euro BTP Futures	7	3/16	1,039,540	1,061,180	21,640
U.S. Treasury Long-Term Bonds	3	3/16	461,444	483,094	21,650

Net unrealized appreciation on open futures contracts					$57,009

At January 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,940,000	USD	498,266	HSBC Bank USA, N.A.	2/5/16	$(13,574)
USD	686,417	BRL	2,690,000	HSBC Bank USA, N.A.	2/5/16	14,343
EUR	1,435,000	USD	1,580,252	Barclays Bank PLC	2/10/16	(25,421)
USD	835,489	EUR	780,000	Citibank, N.A.	2/10/16	(9,645)
EUR	500,000	USD	542,859	HSBC Bank USA, N.A.	2/10/16	(1,106)
EUR	385,000	USD	422,444	HSBC Bank USA, N.A.	2/10/16	(5,294)
USD	872,962	EUR	805,000	HSBC Bank USA, N.A.	2/10/16	740
USD	1,094	EUR	1,000	HSBC Bank USA, N.A.	2/10/16	10
EUR	60,000	USD	65,033	JPMorgan Chase & Co.	2/10/16	(22)
EUR	50,000	USD	53,969	JPMorgan Chase & Co.	2/10/16	206
EUR	35,000	USD	38,244	Morgan Stanley & Co.	2/10/16	(321)
USD	676,857	EUR	635,000	Morgan Stanley & Co.	2/10/16	(11,169)
EUR	350,000	USD	379,403	UBS AG	2/10/16	(176)
USD	135,836	NZD	205,000	Barclays Bank PLC	2/17/16	3,200
USD	416,828	NZD	620,000	HSBC Bank USA, N.A.	2/17/16	15,687
USD	271,127	AUD	385,000	Morgan Stanley & Co.	2/18/16	(1,148)
USD	666,111	GBP	470,000	Barclays Bank PLC	3/14/16	(3,638)
USD	2,654,586	GBP	1,751,000	HSBC Bank USA, N.A.	3/14/16	159,417
GBP	255,000	USD	370,320	JPMorgan Chase & Co.	3/14/16	(6,946)
USD	153,399	GBP	105,000	Morgan Stanley & Co.	3/14/16	3,775
HUF	161,645,000	USD	558,996	Barclays Bank PLC	3/21/16	3,102
USD	719,126	HUF	208,000,000	HSBC Bank USA, N.A.	3/21/16	(4,165)
HUF	46,355,000	USD	161,104	Morgan Stanley & Co.	3/21/16	89
MXN	4,520,000	USD	250,561	HSBC Bank USA, N.A.	4/12/16	(2,555)
USD	247,907	MXN	4,520,000	HSBC Bank USA, N.A.	4/12/16	(99)

Total						$115,290

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
MXN	— Mexican Peso
NZD	— New Zealand Dollar
USD	— United States Dollar

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
InterContinental Exchange (Markit CDX.NA.IG.25 Index)	$1,330,000		12/20/20	1.000% quarterly	$(676)	$(865)	$189
InterContinental Exchange (Markit CDX.NA.HY.25 Index)	2,755,000		12/20/20	5.000% quarterly	(4,168)	1,127	(5,295)
InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	3,585,000	EUR	12/20/20	5.000% quarterly	219,757	253,824	(34,067)

Total					$214,913	$254,086	$(39,173)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2016[5]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citigroup Capital Markets Inc. (Banco Bilbao Vizcaya Argentari)	565,000EUR	12/20/20	1.46%	1.000% quarterly	$13,720	$14,649	$(929)
Citigroup Capital Markets Inc. (Banco Santander SA)	565,000EUR	12/20/20	1.45%	1.000% quarterly	14,827	16,119	(1,292)
Citigroup Capital Markets Inc. (Standard Chartered Bank)	525,000EUR	12/20/20	1.64%	1.000% quarterly	15,120	5,618	9,502
Citigroup Capital Markets Inc. (HSBC Bank PLC)	525,000EUR	12/20/20	1.00%	1.000% quarterly	(639)	(4,297)	3,658
JPMorgan Chase & Co. (HSBC Bank PLC)	525,000EUR	12/20/20	1.00%	1.000% quarterly	(639)	(3,801)	3,162
JPMorgan Chase & Co. (Standard Chartered Bank)	525,000EUR	12/20/20	1.58%	1.000% quarterly	15,120	6,237	8,883

Total					$57,509	$34,525	$22,984

Notes to Schedule of Investments (unaudited) (continued)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted

Abbreviation used in this table:

EUR	— Euro

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2016